Stock compensation and other employee benefit plans - Stock compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense	$ 61,765	$ 1,818	$ 906
Cost of Sales [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense	8,094	322	176
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense	3,657	57	51
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense	2,056	38	26
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense	$ 47,958	$ 1,401	$ 653